Segment disclosure - Net Sales and Long-Lived Assets by Geographic Region (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total net sales	€ 21,173.4	€ 18,611.0	€ 13,978.5
Long-lived assets	4,136.9	2,982.7	2,470.3
Japan
Segment Reporting Information [Line Items]
Total net sales	1,008.6	459.3	542.8
Long-lived assets	7.9	5.5	8.3
South Korea
Segment Reporting Information [Line Items]
Total net sales	6,045.6	6,223.0	4,151.6
Long-lived assets	85.4	61.2	34.1
Singapore
Segment Reporting Information [Line Items]
Total net sales	475.5	126.2	84.9
Long-lived assets	5.5	7.3	2.1
Taiwan
Segment Reporting Information [Line Items]
Total net sales	8,095.5	7,327.9	4,731.3
Long-lived assets	216.3	163.6	164.3
China
Segment Reporting Information [Line Items]
Total net sales	2,916.0	2,740.8	2,324.4
Long-lived assets	40.8	17.0	17.8
Rest of Asia
Segment Reporting Information [Line Items]
Total net sales	7.2	1.8	1.6
Long-lived assets	0.2	0.2	0.4
Netherlands
Segment Reporting Information [Line Items]
Total net sales	9.2	14.2	1.6
Long-lived assets	2,748.5	2,048.1	1,625.2
EMEA
Segment Reporting Information [Line Items]
Total net sales	624.5	134.6	483.3
Long-lived assets	228.5	124.0	129.2
United States
Segment Reporting Information [Line Items]
Total net sales	1,991.3	1,583.2	1,657.0
Long-lived assets	€ 803.8	€ 555.8	€ 488.9